Operating leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Operating leases
8.
Operating leases

The Company entered into various operating lease agreements for offices space. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The following component of lease cost are included in the Company’s consolidated statements of operations and comprehensive income (loss):

	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2022
	RMB	RMB	RMB
Operating lease cost	389,799	3,277,780	11,385,312
Short-term lease cost	48,000	1,867,850	295,564
Total lease cost	437,799	5,145,630	11,680,876

Supplemental disclosure related to operating leases were as follows:

	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2022
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	335,162	5,068,864	5,822,406

		As of December 31, 2021	As of December 31, 2022
Weighted average remaining lease term of operating leases (years)		1.86	1.65
Weighted average discount rate of operating leases		6.24%	6.24%

The following table summarizes the maturity of operating lease liabilities as of December 31, 2022:

As of December 31,	2022
RMB
2023	4,239,198
2024	2,542,911
Thereafter	—
Total lease payments	6,782,109
Less: imputed interest	(68,633)
Total lease liabilities	6,713,476